Derecognition And Offset Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of derecognition and offsetting of financial assets and liabilities [Abstract]
Transferred Financial Assets Of Bonds Under Repurchase Agreements That Are Not Derecognized In Their Entirety
1) Bonds sold under repurchase agreements
The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition, are as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Assets transferred	Financial assets at FVTPL	248,009	214,577
	Financial assets at FVTOCI	127,065	583,198
	Securities at amortized cost	38,995	1,171,300

	Total	414,069	1,969,075

Related liabilities	Bonds sold under repurchase agreements	749,976	1,898,744

Transferred Financial Assets Of Loaned Securities That Are Not Derecognized In Their Entirety
2)	Securities loaned
When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership. The carrying amount of the securities loaned are as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022	Loaned to
Financial assets at FVTOCI	Korean treasury and government bonds	98,535	98,027	Korea Securities Finance Corporation

Liquidity Of Transferred Financial Assets That Are Not Derecognized In Their Entirety
3)	Liquidity of financial assets
As of December 31, 2021 and 2022, the consolidated structured companies issued asset-backed securities with loans and corporate bonds held by the Group as liquid assets, and the Group bear related risks through the purchase agreements or credit contributions. The transaction details of the transfer of the financial instrument are as follows:

		December 31, 2021	December 31, 2022
		Carrying amount (*)	Carrying amount (*)
Assets transferred	Financial assets at FVPL	151,930	49,808
	Loans at amortized cost	4,682,882	4,640,182
Related liabilities	Asset-backed borrowings	2,424,080	231,800
	Asset-backed bonds	978,274	1,209,364

(*)	The carrying amount is the amount before the allowance for bad debts.

Financial Instruments To Be Offset And May Be Covered By Master Netting Agreements And Similar Agreements
As of December 31, 2021 and 2022, the financial instruments to be offset and may be covered by master netting agreements and similar agreements are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	4,172,737	—	4,172,737	8,260,784	552,071	1,275,186
Receivable spot exchange (*2)	5,915,304	—	5,915,304
Bonds purchased under resale agreements (*2)	10,332,858	—	10,332,858	10,332,858	—	—
Domestic exchange settlement debits (*2)(*5)	42,358,138	42,275,583	82,555	—	—	82,555

Total	62,779,037	42,275,583	20,503,454	18,593,642	552,071	1,357,741

Financial liabilities:
Derivative liabilities (*1)	3,708,263	—	3,708,263	8,755,492	114,716	754,855
Payable spot exchange (*3)	5,916,800	—	5,916,800
Bonds sold under repurchase agreements (*4)	749,976	—	749,976	749,976	—	—
Domestic exchange settlement credits (*3)(*5)	48,982,056	42,275,583	6,706,473	3,401,251	—	3,305,222

Total	59,357,095	42,275,583	17,081,512	12,906,719	114,716	4,060,077

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.

(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.

	December 31, 2022
	Gross amounts of recognized financial assets	Gross amounts of recognized financial assets setoff	Net amounts of consolidated financial assets presented	Related amounts not setoff in the consolidated statement of financial position		Net amounts
				Netting agreements and others	Cash collateral received and others
Financial assets:
Derivative assets (*1)	7,032,465	—	7,032,465	9,175,416	748,981	1,616,779
Receivable spot exchange (*2)	4,508,711	—	4,508,711
Bonds purchased under resale agreements (*2)	6,793,938	—	6,793,938	6,793,938	—	—
Domestic exchange settlement debits (*2)(*5)	39,787,371	39,209,452	577,919	—	—	577,919

Total	58,122,485	39,209,452	18,913,033	15,969,354	748,981	2,194,698

Financial liabilities:
Derivative liabilities (*1)	7,652,440	—	7,652,440	10,043,092	145,268	1,972,695
Payable spot exchange (*3)	4,508,615	—	4,508,615
Bonds sold under repurchase agreements (*4)	2,313,044	—	2,313,044	2,313,044	—	—
Domestic exchange settlement credits (*3)(*5)	43,841,373	39,209,452	4,631,921	2,504,062	—	2,127,859

Total	58,315,472	39,209,452	19,106,020	14,860,198	145,268	4,100,554

(*1)	The items include derivative assets and liabilities held for trading and designated for hedging.
(*2)	The items are included in loan at amortized cost and other financial assets.
(*3)	The items are included in other financial liabilities.
(*4)	The items are included in borrowings.
(*5)	Certain financial assets and liabilities are presented as net amounts.